Inventories (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure Of Inventories [Abstract]
Disclosure of detailed information about inventories [text block]
	March 31, 2018	March 31, 2017
Trade inventories	645,848	1,181,987
	645,848	1,181,987